1
Nuveen Emerging Markets Debt 2022 Target
Term Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JEMD
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 76.1%   (76.5% of Total Investments)
X 42,072,516 EMERGING MARKETS DEBT - 44.7% (44.9% of Total Investments)
X 42,072,516
Argentina - 2.7%
$ 8,214 Provincia de Buenos Aires/Government Bonds , 144A 3.900% 9/01/37 CCC+ $ 2,546,379
Ecuador - 2.9%
2,205 Ecuador Government International Bond , 144A 5.000% 7/31/30 B- 1,038,150
3,640 Ecuador Government International Bond , 144A 1.000% 7/31/35 B- 1,198,082
853 Ecuador Government International Bond , 144A 1.500% 7/31/40 B- 249,386
625 Ecuador Government International Bond , 144A 0.000% 7/31/30 B- 179,389
Total Ecuador 2,665,007
Egypt - 5.9%
5,725 Egypt Government International Bond , 144A 5.577% 2/21/23 B+ 5,553,250
El Salvador - 3.3%
3,441 El Salvador Government International Bond , 144A 7.750% 1/24/23 CCC+ 3,114,967
Iraq - 9.8%
9,500 Iraq International Bond , 144A 6.752% 3/09/23 B- 9,211,143
Lebanon - 0.3%
4,000 Lebanon Government International Bond (3) 6.400% 5/26/23 D 240,800
Mongolia - 4.8%
3,000 Mongolia Government International Bond , 144A 5.125% 12/05/22 B 2,932,500
1,650 Mongolia Government International Bond , 144A 5.625% 5/01/23 B 1,555,125
Total Mongolia 4,487,625
Oman - 3.1%
3,000 Oman Government International Bond , 144A 4.125% 1/17/23 BB 2,977,500
Pakistan - 3.1%
3,450 Third Pakistan International Sukuk Co Ltd , 144A 5.625% 12/05/22 B- 2,927,877
Sri Lanka - 0.8%
3,000 Sri Lanka Government International Bond , 144A 5.750% 4/18/23 Ca 751,443
Turkey - 4.2%
4,000 Turkey Government International Bond 3.250% 3/23/23 B 3,952,000
Ukraine - 1.1%
3,825 Ukraine Government International Bond , 144A 7.750% 9/01/24 N/R 1,059,525
Zambia - 2.7%
5,500 Zambia Government International Bond , 144A 5.375% 9/20/23 D 2,585,000
Total Emerging Markets Debt (cost $59,591,580) 42,072,516
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 29,554,966 CORPORATE BONDS - 31.4% (31.6% of Total Investments)
X 29,554,966
Banks - 6.3%
$ 3,200 Turkiye Is Bankasi AS, 144A 6.000% 10/24/22 Caa2 $ 3,179,322
2,704 Turkiye Vakiflar Bankasi TAO, 144A 6.000% 11/01/22 CCC 2,687,992
5,904 Total Banks 5,867,314

Nuveen Emerging Markets Debt 2022 Target Term Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
2
JEMD
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Beverages - 1.6%
$ 1,500 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 11/01/22 BB+ $ 1,485,322
Chemicals - 4.4%
4,200 Sasol Financing International Ltd 4.500% 11/14/22 BB 4,172,322
Food Products - 2.9%
2,800 BRF SA, 144A 3.950% 5/22/23 BB 2,758,000
Oil, Gas & Consumable Fuels - 10.5%
2,500 NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S ,
Reg S(3)
7.375% 7/19/24 N/R 575,000
9,440 Petroleos Mexicanos 3.500% 1/30/23 BBB 9,315,108
11,940 Total Oil, Gas & Consumable Fuels 9,890,108
Pharmaceuticals - 5.3%
5,050 Teva Pharmaceutical Finance Co BV 2.950% 12/18/22 Ba2 5,006,746
Real Estate Management & Development - 0.4%
3,000 Shimao Group Holdings Ltd, Reg S , Reg S(3) 4.750% 7/03/23 N/R 375,154
$ 34,394 Total Corporate Bonds (cost $34,364,272) 29,554,966
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 42 CONVERTIBLE BONDS - 0.0% (0.0% of Total Investments)
X 42
Wireless Telecommunication Services - 0.0%
$ 0 (4) Digicel Group Holdings Ltd(cash 7.000%, PIK 7.000%),
144A
7.000% N/A (5) Ca $ 42
$ 0 Total Convertible Bonds (cost $24) 42
Total Long-Term Investments (cost $93,955,876) 71,627,524
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SHORT-TERM INVESTMENTS -  23.4% (23.5% of Total Investments)
X 22,010,706 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.4% (23.5% of Total Investments)
X 22,010,706
$ 12,000 Federal Home Loan Bank Discount Notes 0.000% 11/16/22 N/R $ 11,951,853
10,000 Federal Home Loan Bank Discount Notes 0.000% 11/18/22 N/R 9,958,867
100 Federal Home Loan Bank Discount Notes 0.000% 10/03/22 N/R 99,986
$ 22,100 Total U.S. Government and Agency Obligations (cost $22,010,706) 22,010,706
Total Short-Term Investments (cost $22,010,706) 22,010,706
Total Investments (cost $ 115,966,582 ) - 99 .5% 93,638,230
Other Assets Less Liabilities -  0.5% 493,630
Net Assets Applicable to Common Shares - 100% $ 94,131,860
Summary of Investments in Emerging Markets Countries
Turkey 12.1% Zambia 2.8%
Mexico 10.0% Argentina 2.7%
Iraq 9.8% Ukraine 1.7%
Egypt 5.9% Sri Lanka 0.8%
Mongolia 4.8% China 0.4%
South Africa 4.5% Lebanon 0.3%
El Salvador 3.3% Jamaica 0.0%
Oman 3.2% Total Emerging Markets Countries 71.1%
Pakistan 3.1% Total Developed Countries 28.9%
Brazil 2.9% Total Investments 100%
Ecuador 2.8%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Emerging Markets Debt $ – $ 42,072,516 $ – $ 42,072,516
Corporate Bonds – 29,554,966 – 29,554,966
Convertible Bonds – 42 – 42
Short-Term Investments:
U.S. Government and Agency Obligations – 22,010,706 – 22,010,706
Total
$ – $ 93,638,230 $ – $ 93,638,230
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4) Principal Amount (000) rounds to less than $1,000.
(5) Perpetual security. Maturity date is not applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.